Accounts payable, accruals AND other current liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES

Account payable, accruals and other current liabilities consists of the following:

	As of March 31,
	2023	2024
	USD	USD

Trade payables	2,629,069	2,044,729
Retention payable	-	6,074
Accrued expenses and other payables	142,437	241,305
	2,771,506	2,292,108
Trade payables – related parties	236,429	279,498
	3,007,935	2,571,606